Common shares - Narrative (Details) $ / shares in Units, $ in Thousands							1 Months Ended		6 Months Ended		9 Months Ended
	Aug. 31, 2029	Sep. 01, 2028	Dec. 01, 2027	Sep. 01, 2027	Dec. 02, 2026	Apr. 07, 2026	Apr. 30, 2025 $ / shares	Feb. 28, 2025 $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares	May 22, 2025 $ / shares	Apr. 08, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 29, 2024 USD ($)
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in dollars per share)							$ 0.40	$ 0.40	$ 0.80	$ 0.80
Common stock
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares									51,016,290						49,923,042
Par value per share (in dollars per share)									$ 0.01						$ 0.01
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares														1,089,407
Par value per share (in dollars per share)														$ 0.01
Common stock | 2023 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase | $																$ 400,000
Entity's shares acquired (in shares) | shares									6,500
Weighted average share price (in dollars per share)											$ 47.51
Authorized amount of share repurchase, remaining amount | $									$ 173,400
Common shares held in treasury (in shares) | shares									26,049,209						26,042,709
Restricted share units [member] | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement													$ 34.40
Restricted share units [member] | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement												$ 40.17
Restricted share units [member] | 2013 Equity Incentive Plan | Employees, SSH Employees and Independant Directors
Disclosure of classes of share capital [line items]
Number of shares granted (in shares) | shares									1,099,748
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement									$ 35.47
Restricted stock
Disclosure of classes of share capital [line items]
Number of shares granted (in shares) | shares									1,099,748
Restricted stock | 2013 Equity Incentive Plan | Employees | First vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage				33.33%
Restricted stock | 2013 Equity Incentive Plan | Employees | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage		33.33%
Restricted stock | 2013 Equity Incentive Plan | Employees | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage	33.33%
Restricted stock | 2013 Equity Incentive Plan | Directors | First vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | 2013 Equity Incentive Plan | Directors | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage					33.33%
Restricted stock | 2013 Equity Incentive Plan | Directors | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested rights, percentage			33.33%